Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.20	31.12.19
Certificates of deposit	15,680	5,190
Commercial paper	25,472	14,413
Other short-term debt	5,515	2,235
Short-term debt[1]	46,666	21,837
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	36,611	30,105
Senior unsecured debt other than TLAC	21,340	25,569
of which: issued by UBS AG with original maturity greater than one year[2]	18,464	22,349
Covered bonds	2,796	2,633
Subordinated debt	22,157	21,775
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,837	11,931
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,577	2,414
of which: low-trigger loss-absorbing tier 2 capital instruments	7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments	543	540
Debt issued through the Swiss central mortgage institutions	9,660	8,574
Other long-term debt	3	4
Long-term debt[3]	92,566	88,660
Total debt issued measured at amortized cost[4]	139,232	110,497
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Non-derivative Financial Liabilities
Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS Group AG1
Non-subordinated debt
Fixed-rate	1,856	3,894	4,086	5,522	5,355	12,864	0	33,578	27,306
Floating-rate	1,001	2,638	2,251	0	0	0	0	5,890	6,012
Subordinated debt
Fixed-rate	0	0	0	0	0	0	14,413	14,413	14,344
Subtotal	2,857	6,532	6,337	5,522	5,355	12,864	14,413	53,881	47,662
UBS AG2
Non-subordinated debt
Fixed-rate	40,886	5,813	4,224	0	386	0	1,309	52,618	33,696
Floating-rate	12,007	1,155	1,175	0	962	0	0	15,299	13,119
Subordinated debt
Fixed-rate	0	2,053	0	2,693	335	2,663	0	7,744	7,431
Subtotal	52,893	9,022	5,398	2,693	1,684	2,663	1,309	75,661	54,247
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Subtotal	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Total	56,902	16,482	12,774	9,321	8,250	19,106	16,397	139,232	110,497
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by subsidiaries of UBS AG.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million	31.12.20	31.12.19
Certificates of deposit	15,680	5,190
Commercial paper	25,472	14,413
Other short-term debt	5,515	2,235
Short-term debt[1]	46,666	21,837
Senior unsecured debt	18,483	22,356
of which: issued by UBS AG with original maturity greater than one year[2]	18,464	22,349
Covered bonds	2,796	2,633
Subordinated debt	7,744	7,431
of which: low-trigger loss-absorbing tier 2 capital instruments	7,201	6,892
of which: non-Basel III-compliant tier 2 capital instruments	543	540
Debt issued through the Swiss central mortgage institutions	9,660	8,574
Other long-term debt	3	4
Long-term debt[3]	38,685	40,998
Total debt issued measured at amortized cost[4]	85,351	62,835
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2020, 100% of the balance was unsecured (31 December 2019: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG | Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Maturity Analysis For Non-derivative Financial Liabilities
Contractual maturity of carrying amount
USD million	2021	2022	2023	2024	2025	2026–2030	Thereafter	Total 31.12.20	Total 31.12.19
UBS AG1
Non-subordinated debt
Fixed-rate	40,886	5,813	4,224	0	386	0	1,309	52,618	33,696
Floating-rate	12,007	1,155	1,175	0	962	0	0	15,299	13,119
Subordinated debt
Fixed-rate	0	2,053	0	2,693	335	2,663	0	7,744	7,431
Subtotal	52,893	9,022	5,398	2,693	1,684	2,663	1,309	75,661	54,247
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Subtotal	1,152	928	1,038	1,106	1,211	3,580	674	9,690	8,588
Total	54,045	9,950	6,437	3,798	2,895	6,243	1,983	85,351	62,835
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.